Disclosures Regarding Financial Instruments	12 Months Ended
Dec. 31, 2012
Disclosures Regarding Financial Instruments
27.	DISCLOSURES REGARDING FINANCIAL INSTRUMENTS

(a)	Turquoise Hill is exposed to credit risk with respect to its accounts receivable. The significant concentrations of credit risk are situated in Mongolia, China and Australia. Turquoise Hill does not mitigate the balance of this risk.

(b)	Turquoise Hill is exposed to interest rate risk with respect to the variable rates of interest incurred on the interim funding facility (Note 13 (a)) and cash and cash equivalents. Interest rate risk is concentrated in Canada. Turquoise Hill does not mitigate the balance of this risk.